Subsequent Events (Details) - USD ($)							6 Months Ended
	Oct. 23, 2026	Oct. 12, 2026	Sep. 01, 2026	Jul. 27, 2026	Jul. 06, 2026	Dec. 31, 2024	Jun. 30, 2025	Oct. 21, 2026	Oct. 09, 2026	Oct. 01, 2026	Aug. 17, 2026	Aug. 14, 2026	Aug. 10, 2026	Jun. 30, 2026
Subsequent Events [Line Items]
Shares newly issued						30,000
Reverse stock split (in Shares)							491.88
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate principal amount												$ 7,105,468.75
Percentage of equity interest				3.00%
Consideration amount				$ 3,750,000
Share price				$ 1.5
Subsequent Event [Member] | Reverse Stock Split [Member]
Subsequent Events [Line Items]
Share price				$ 144
CFI Capital LLC [Member] | Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate principal amount									$ 250,000
Hinterland Partners LLC [Member] | Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate principal amount											$ 250,000
Labrys Fund II, L.P [Member] | Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate principal amount										$ 161,250
Silvercrest Hybrid Capital LLC [Member] | Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate principal amount									$ 250,000
Auctus Fund LLC [Member] | Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate principal amount								$ 175,000
Efrat Investment LLC [Member] | Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate principal amount								$ 138,888
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Convertible notes outstanding														$ 1,010,540
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Converted shares (in Shares)	570,477	570,477	570,477
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible notes outstanding													$ 100,000
Converted shares (in Shares)					570,477
Shares newly issued				2,500,000
Reverse stock split (in Shares)				26,042